27. Impairment	12 Months Ended
Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment
27.	Impairment

The Company annually tests its assets for impairment or when there is an indication that their carrying amount may not be recoverable.

During 2020, impairment losses were mainly recognized in the first quarter, arising from significant and adverse effects on the oil and oil products market: (i) the outbreak of the COVID-19 pandemic, with a sharp reduction in the circulation of people and in the world economic activity, causing a shock on demand of these products, and (ii) failure in negotiations between members of Organization of the Petroleum Exporting Countries (OPEC) and its allies, led by Russia, to define production levels, which contributed to an increase in the global oil supply with a reduction in price in early March.

These events led the Company to adopt a set of measures, in the first quarter of 2020, aiming at preserving cash generation, as well as to revise the key assumptions of the 2020-2024 Strategic Plan, such as Brent prices, exchange rates, oil product spreads, among others, whose effects were accounted for in the first quarter of 2020.

On November 25, 2020, management concluded and approved its 2021-2025 Strategic Plan, considering a complete update of economic assumptions, as well as its project portfolio and estimates of reserve volumes, which support the impairment tests conducted in this reporting period.

The oil and gas production estimated in the scope of the plan indicates a continuous growth focused on the development of projects that generate higher value, with an increase in the participation of assets in the pre-salt layer, which present lower lifting costs. During this period, 13 new production systems are expected to enter into operation, all of which will be allocated to deep and ultra-deep water projects.

The expected investment considered in the plan for the five-year period is US$ 55 billion, 84% allocated to E&P segment (of which US$ 32 billion destined for pre-salt layer assets).

The table below shows impairment losses and reversals recognized within the statement of income in 2020, 2019 and 2018:

Asset or CGU by nature (*)	Carrying amount	Recoverable amount (**)	Impairment (losses) / reversals	Business segment	Comments
				2020
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	42,421	40,511	(7,316)	E&P - Brazil	item (a1)
Oil and gas production and drilling equipment in Brazil	120	−	(119)	E&P - Brazil	item (b1)
Comperj	266	526	260	RTM - Brazil	item (c1)
Second refining unit in RNEST	410	388	(22)	RTM - Brazil	item (d1)
Corporate facilities	152	−	(161)	Corporate, others	item (e)
Others			3	Several
			(7,355)

Assets classified as held for sale
Producing properties relating to oil and gas activities	−	270	79	E&P - Brazil	note 27.2
Cartola and Ataulfo Alves vessels	80	19	(62)	RTM - Brazil	note 27.2
Total			(7,338)
					2019
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	105,532	196,994	(1,859)	E&P - Brazil	item (a2)
Transpetro’s fleet of vessels	1,347	1,453	103	RTM - Brazil	item (f1)
Oil and gas production and drilling equipment in Brazil	314	−	(307)	E&P - Brazil	item (b2)
Fertilizer plant - UFN III	204	−	(200)	RTM - Brazil	item (g1)
Comperj	330	117	(209)	RTM - Brazil	item (c2)
Second refining unit of RNEST	1,043	498	(534)	RTM - Brazil	item (d2)
Oil and gas production and drilling equipment abroad	343	15	(333)	E&P - Abroad	item (h)
Others	33	−	(67)	Several
			(3,406)
Assets classified as held for sale
Producing properties Pampo and Enchova fields	328	808	494	E&P - Brazil	note 27.2
Producing properties Pampo and Frade field	19	105	84	E&P - Brazil	note 27.2
Producing properties Pampo and Maromba field	−	68	67	E&P - Brazil	note 27.2
PO&G BV	444	354	(89)	E&P - Abroad
Others	592	468	2	Several
Total			(2,848)
					2018
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	7,019	9,923	(524)	E&P - Brazil	item (a3)
Transpetro’s fleet of vessels	1,721	1,300	(428)	RTM - Brazil	item (f2)
Oil and gas production and drilling equipment in Brazil	199	6	(197)	E&P - Brazil	item (b3)
Fertilizer plant - UFN III	312	200	(114)	RTM - Brazil	item (g2)
Producing properties relating to oil and gas activities Abroad (several CGUs)	2,258	1,554	(715)	E&P - Brazil	item (i)
GASFOR II	58	−	(59)	Gas & Power - Brazil	item (j)
Comperj	46	−	(47)	RTM - Brazil	item (c3)
Second refining unit of RNEST	1,114	1,092	(22)	RTM - Brazil	item (d3)
Others	666	756	(14)	Several Segments
			(2,120)
Assets classified as held for sale
Producing properties relating to oil and gas activities in Riacho da Forquilha	98	459	34	E&P - Brazil	note 27.2
Others	25	109	81	Several Segments
Total			(2,005)
(*) It only includes carrying amounts and recoverable amounts of impaired assets or assets for which reversals were recognized.
(**) The recoverable amounts of assets for impairment computation were their value in use, except for oil and gas production and drilling equipment that were based on their fair value.
27.1.	Impairment of property, plant and equipment and intangible assets

For impairment testing purposes, the Company bases its cash flow projections on:

·	The estimated useful life of the asset or assets grouped into the CGU, based on the expected use of those assets, considering the Company’s maintenance policy;
·	Assumptions and financial budgets/forecasts approved by management for the period corresponding to the expected life cycle of each different business; and
·	Pre-tax discount rates derived from the Company’s post-tax weighted average cost of capital (WACC), adjusted by specific risk-premiums in case of projects postponed for an extended period, or specific country-risks, in case of assets abroad. The use of post-tax discount rates in determining value in use does not result in materially different recoverable amounts if pre-tax discount rates had been used.

Post-tax discount rates, excluding inflation, applied in the tests were:

Activity	12.31.2020	12.31. 2019
Producing properties relating to oil and gas activities in Brazil	7.1% p.a.	6.8% p.a.
RTM in Brazil	6.1% p.a.	6.4% p.a.
RTM in Brazil – postponed projects	7.4% p.a.	7.8% p.a.
Gas logistics	6.4% p.a.	6.3% p.a.
Transport in Brazil	5.4% p.a.	from 4.3% to 5.8% p.a.

27.1.1.  Planning assumptions used in impairment testing

The cash flow projections used to measure the value in use of the CGUs at December 31, 2020, were mainly based on the following updated assumptions for average Brent prices and Brazilian real/U.S. dollar average exchange rates:

2021-2025 Strategic Plan (*)	2021	2022	2023	2024	2025	Long term Average
Average Brent (US$/barrel)	45	45	50	50	50	50
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.50	4.69	4.46	4.28	4.07	3.76
(*) In the impairment testing in the first quarter, average Brent prices ranged from US$ 25/barrel to US$ 50/barrel, and average exchange rate from R$ 5.09 to R$ 3.78.

At December 31, 2019, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

	2020	2021	2022	2023	2024	Long term Average
Average Brent (US$/barrel)	65	65	65	65	65	65
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	3.85	3.79	3.75	3.72	3.7	3.6

27.1.2.  Revision of Cash Generating Units

During 2020, management identified and assessed the following changes in CGUs:

E&P Segment

i.	CGU North group – exclusion of platforms PCH-1, PCH-2 and PNA-2, and fields of Anequim, Bagre, Cherne, Congro, Garoupa, Malhado, Namorado, Parati and Viola, who had their activities hibernated, with no expected resumption. Currently, this CGU is formed by Marlim, Albacora and Voador fields and remaining platforms;
ii.	CGU Fazenda Alegre group - exclusion of fields of Campo Grande, Córrego Cedro Norte, Córrego Cedro Norte Sul, Córrego Dourado, Fazenda São Jorge, Inhambu, Jacutinga, Lagoa Bonita, Seriema e Tabuiaiá, due to the divestments occurred. Currently, this CGU is formed by Cancã and Fazenda Alegre fields.
iii.	CGU CVIT group: extinction of the group of fields, which was formed by Golfinho and Canapu fields, since the Company decided to end Canapu field operations. The two fields are now tested separately.

Gas& Power Segment

i.	CGU Natural gas – exclusion of the Atalaia Natural Gas Processing Unit (UPGN), due to the decision to cease its operation in the 2021-2025 Strategic Plan. The unit is now tested separately.
ii.	CGUs FAFEN BA and SE - extinction of these CGUs, since the Company signed a lease agreement relating to these fertilizer plants with Proquigel Química, classifying it as a financial lease, with the recognition of a receivable and the write-off of remaining carrying amounts classified as PP&E.

RT&M Segment

i.	Transportation CGU - vessels Cartola and Afaulfo Alves were excluded from this CGU, since the Company decided to cease their operations, and were reclassified to assets held for sale, tested for impairment separately.

Information on key assumptions for impairment testing and on CGU definitions is presented in notes 4.2 and 4.3, respectively.

27.1.3.  Information on the main impairment losses

Information on the main impairment losses and reversals of property, plant and equipment and intangible assets are described below:

a1) Producing properties in Brazil – 2020

Impairment losses on producing properties in Brazil amount to US$ 7,316, most of it related to CGUs that provide service in E&P fields, also reflecting the hibernation of producing assets on the first quarter of 2020, as well as the revision on the key assumptions of the Strategic Plan, mainly expected Brent prices, depreciation of Brazilian real against U.S. dollar, economic slowdown and reduction on demand for oil and oil products.

The following table presents significant impairment for 2020:

CGU	Basin	Area	Impairment	Carrying amount after impairment
North	Campos basin	Post-Salt	(1,335)	4,765
Roncador	Campos basin	Post-Salt	(1,265)	7,271
Carmópolis	Sergipe basin	Onshore and shallow-water	(594)	127
Albacora Leste	Campos basin	Post-Salt	(470)	1,379
Berbigão-Sururu	Santos basin	Pre-Salt	(467)	2,754
Namorado	Campos basin	Post-Salt	(304)	−
Marlim Sul	Campos basin	Post-Salt	(299)	5,913
Golfinho	Santos basin	Pre-Salt	(253)	182
Viola	Santos basin	Post-Salt	(180)	−
Papa-Terra	Campos basin	Post-Salt	(164)	1
Cherne	Campos basin	Post-Salt	(157)	−
Garoupa	Santos basin	Post-Salt	(148)	−
Canto do Amaro	Potiguar basin	Onshore and shallow-water	(138)	210
Malhado	Campos basin	Post-Salt	(133)	−
Congro	Campos basin	Post-Salt	(131)	−
Uruguá	Santos basin	Post-Salt	(114)	129
Siririzinho	Sergipe-Alagoas basin	Onshore and shallow-water	(86)	60
Others(*)	Several	Several	(1,078)	13,046
Total			(7,316)	35,837
(*) It comprises 92 CGUs.

a2) Producing properties in Brazil – 2019

Impairment assessment for producing properties in Brazil resulted in US$ 1,859 impairment losses, mainly comprising:

·	Impairment losses in the amount of US$ 2,092, mainly related to the CGUs of Papa-Terra (US$ 369), Uruguá group (US$ 344), CVIT group (US$ 206), Corvina (US$ 158), Piranema (US$ 128), Camorim (US$ 109), Pirambu (US$ 102), Merluza group (US$ 98), Miranga group (US$ 76), Guaricema (US$ 76) and Água Grande group (US$ 72), mainly due to the decrease in estimates for the average Brent price on the projection horizon, to higher estimates for future decommissioning costs, due to the reduction in risk-free discount rates, and to changes in the schedule for removal and treatment of oil and gas production facilities;
·	Impairment reversals totaling US$ 53 primarily relating to Peroá group (US$ 30) and Castanhal (US$ 12), mainly due to gains in the production curve and accelerated depreciation tax benefit related the new tax model for oil and gas activities.

a3) Producing properties in Brazil – 2018

Impairment assessment for producing properties in Brazil under the concession regime for oil and gas resulted in a net reversal of impairment losses of US$ 103 (post-tax discount rates of 7.4% p.a.). This amount comprises:

·	Impairment losses totaling US$ 1,054 primarily related to CGUs Camorim (US$ 140), Linguado (US$ 139), Piranema (US$ 93), Guaricema (US$ 92), Juruá (US$ 91), Bicudo (US$ 83), Caioba (US$ 61), Pper-1 group (US$ 49), Garoupinha (US$ 39), Frade (US$ 39), Castanhal (US$ 36) and Papa Terra (US$ 35). These losses were substantially due to higher estimates of future decommissioning costs driven by costs related to subsea facilities and equipment and depreciation of the Brazilian real against the U.S. dollar.
·	Reversals of impairment totaling US$ 530 primarily from the CGUs Cvit group (US$ 158), Uruguá group (US$ 151), Ceará Mar group (US$ 50), Dom João (US$ 23), Miranga group (US$ 16), Fazenda Belém group (US$ 13) and Bijupirá-Salema group (US$ 13), due to upward revision in the estimated production curves following a review of certain projects investments, as set out in the BMP 2019-2023.

b1) Oil and gas production and drilling equipment in Brazil - 2020

Impairment losses of US$ 120 relates to equipment and structures in the E&P segment, mainly due to the decision to cease with the Estaleiro Inhaúma project, leading to the recognition of losses in the amount of US$ 69.

b2) Oil and gas production and drilling equipment in Brazil - 2019

In 2019, the Company decided to discontinue the use of P-37 platform in Marlim field, resulting in its exclusion of North group and its independent assessment for impairment, resulting in losses in the amount of US$ 307.

b3) Oil and gas production and drilling equipment in Brazil - 2018

In 2018, impairment losses for oil and gas production and drilling equipment in Brazil amounted to US$ 197, as a result of: i) ceased operation of the single buoy mooring Monobóia 2 – PDET (US$ 172); ii) lower fair value of certain equipment related to the FPSO P-72 and P- 73 that could not be committed to other projects, when compared to their carrying amount (US$ 24).

c1) Comperj – 2020

Impairment reversals amounted to US$ 260, mainly due to the reduction in the estimated investments for the completion of the project relating to the first refining unit facilities, resulting from the depreciation of the Brazilian Real in relation to the U.S. Dollar, as well as to optimization measures adopted.

c2) Comperj – 2019

Impairment losses amounted to US$ 209, arising from the investments made due to the Conduct Adjustment Declaration (“TAC”) to close the public civil action requesting the environmental licensing, as well as to the investments made in the first refining unit facilities, which are part of the infrastructure for transporting and processing natural gas from the pre-salt layer in the Santos Basin.

c3) Comperj – 2018

At December 31, 2018, the resumption of the Comperj project still depended on new partnerships. However, the construction of the first refining unit facilities that would also support the natural gas processing plant (UPGN) was in progress as the facilities were part of the infrastructure for transporting and processing natural gas from the pre-salt layer in the Santos Basin. Nevertheless, due to the interdependence between such infrastructure and the first refining unit, the Company recognized additional impairment charges, totaling US$ 47 in 2018.

d1) Second refining unit of RNEST – 2020

The cash flows to measure the value in use of the second refining unit of RNEST take into account the postponing of the beginning of the operation, triggering impairment losses in the amount of US$ 22.

d2) Second refining unit of RNEST – 2019

The cash flows to measure the value in use of the second refining unit of RNEST took into account the postponing of the beginning of the operation, triggering impairment losses in the amount of US$ 534.

d3) Second refining unit of RNEST – 2018

The impairment assessment over the second refining unit of RNEST resulted in the recognition of an impairment loss amounting to US$ 22, as the beginning of operation had been postponed (real discount rate applied was 7.3% p.a. post-tax discount rate for the refining business).

e) Corporate facilities – 2020

The Company decided to hibernate a corporate building, in the state of Bahia, due to its permanent vacancy, resulting in a US$ 161 impairment loss on the right of use asset.

f1) Transpetro’s fleet of vessels - 2019

The depreciation of Reais against U.S. Dollars used in the projections of the Strategic Plan 2020-2024, compared to the assumptions used in the previous plan, had a positive effect on the cash generation projected in Reais for the CGU, given that freight rates (cash inflows) are quoted in U.S. dollars. Thus, a US$ 103 reversal of impairment was accounted for in 2019.

f2) Transpetro’s fleet of vessels - 2018

The lower freight rates projected in PNG 2019-2023 significantly affected impairment assessment of the Transpetro's fleet of vessels, resulting in the recognition of impairment losses in the amount of US$ 428 in 2018 (post-tax discount rates applied to the transportation sector ranged from 3.8% p.a. to 6.6% p.a.).

g1) Fertilizer plant - UFN III – 2019

Following the Company’s decision to quit the conclusion of this plant located in the state of Mato Grosso do Sul, this asset was written-off, in the amount of US$ 200.

g2) Fertilizer plant - UFN III – 2018

An impairment loss of US$ 114 was recognized for the fertilizer plant UFN III due to its lower fair value.

h) Oil and gas production and drilling equipment abroad – 2019

In January 2020, the sale of drillship Sonda Vitória 10,000 (NS-30), owned by Drill Ship International B.V. - DSI, a subsidiary of PIB BV, was closed. Thus, impairment losses in the amount of US$ 333 were recognized, due to the difference between the expected sale value and its carrying amount.

i) Producing properties relating to oil and gas activities abroad - 2018

The Company recognized an impairment loss in the amount of US$ 715 with respect to producing properties of oil and gas activities in the Gulf of Mexico, primarily driven by changes in operational assumptions and discount rate considering the terms of the agreement between the Company and Murphy Oil Corporation in order to establish a joint venture through such assets.

j) GASFOR II – 2018

In 2018, management decided to halt the development of the GASFOR II project, carried out by TAG. Accordingly, this asset was excluded from the Natural Gas CGU and its impairment test was performed separately. Due to its halt, it is not possible to estimate future cash flows arising from the use of this asset, resulting in the recognition of impairment losses in the amount equal to the carrying amount thereof (US 59).

27.1.4.  Assets most sensitive to future impairment

Whenever the recoverable amount of an asset or CGU falls below the carrying amount, an impairment loss is recognized to reduce the carrying amount to the recoverable amount. The following table presents the assets and CGUs most sensitive to future impairment losses, presenting recoverable amounts close to their current carrying amounts. The analysis presented below considers the estimated impairment losses or reversals if there was a 10% reduction or increase in the recoverable amount of the CGUs, arising from changes in material assumptions:

Potential impairment losses - 10% reduction in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity
Assets with recoverable amounts close to their carrying amounts
Producing properties relating to oil and gas activities in Brazil (5 CGUs)	E&P	597	578	(19)
Assets with impairment losses
Producing properties relating to oil and gas activities in Brazil (39 CGUs)	E&P	26,228	23,605	(2,623)
Refining plants (3 CGUs)	RT&M	944	850	(94)
		27,769	25,033	(2,736)

Potential impairment reversals - 10% increase in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity (*)
Assets with impairment losses
Producing properties relating to oil and gas activities in Brazil (39 CGUs)	E&P	26,228	28,851	1,825
Refining plants (3 CGUs)	RT&M	944	1,038	94
		27,172	29,889	1,919
(*) When calculating a 10% increase in the recoverable amount, the amount of impairment to be reversed is limited to the accumulated impairment of the CGU or to their recoverable amounts, whichever is lower.

27.1.5.  Accounting policy for impairment of property, plant and equipment and intangible assets

Property, plant and equipment and intangible assets with definitive lives are tested for impairment when there is an indication that the carrying amount may not be recoverable. Assets are assessed for impairment at the smallest identifiable group that generates largely independent cash inflows from other assets or groups of assets (CGU). Note 4.3 presents detailed information about the Company’s CGUs.

Assets related to development and production of oil and gas assets (fields or group of fields) that have indefinite useful lives, such as goodwill, are tested for impairment at least annually, irrespective of whether there is any indication of impairment.

Considering the existing synergies between the Company’s assets and businesses, as well as the expectation of the use of its assets for their remaining useful lives, value in use is generally used by the Company for impairment testing purposes. When specifically indicated, the Company assesses differences between its assumptions and assumptions that would be used by market participants in the determination of the fair value of an asset or CGU.

Reversal of previously recognized impairment losses may occur for assets other than goodwill.

27.2.	Assets classified as held for sale

In 2020, the Company recognized reversals in the amount of US$ 17 arising from the fair value of assets, net of disposal expenses, with the most significant relating to: the sale of Recôncavo group of fields (14 concessions located onshore and in shallow waters) in the amount of US$ 35; the sale of Rio Ventura group of fields (8 concessions located onshore) in the amount of US$ 18; the sale of Fazenda Belém group of fields, in the amount of US$ 14; partially offset by a US$ 62 impairment loss relating to Cartola and Ataulfo Alves vessels.

In 2019, as a result of the sale of several assets of the E&P segment, the Company recognized reversals in the amount of US$ 558, considering the net fair value of disposal expenses, mainly: US$ 494 relating to Pampo and Enchova Project (10 concessions located in shallow waters); US$ 84 relating to Bispo project (in Frade field); US$ 67 relating to Mangalarga project (in Maromba field), partially offset by a US$ 89 impairment loss recognized on the sale of Petrobras Oil & Gas B.V. (PO& GBV).

In 2018, following the Company’s Board of Director approvals for the disposal of certain assets, impairment reversals were accounted for amounting to US$ 115 for assets held for sale, including the effects arising from the sale of onshore producing fields located in Potiguar basin.

The accounting policy for assets and liabilities held for sale is set out in note 32.

27.3.	Investments in associates and joint ventures (including goodwill)

Value in use is generally used for impairment test of investments in associates and joint ventures (including goodwill). The basis for estimates of cash flow projections includes: projections covering a period of 5 to 12 years, zero-growth rate perpetuity, budgets, forecasts and assumptions approved by management and a post-tax discount rate derived from the WACC or the Capital Asset Pricing Model (CAPM) models, specific for each case.

27.3.1.  Accounting policy for impairment of associates and joint ventures

Investments in associates and joint ventures are tested individually for impairment. When performing impairment testing of an equity-accounted investment, goodwill, if it exists, is also considered part of the carrying amount to be compared to the recoverable amount.

Except when specifically indicated, value in use is generally used by the Company for impairment testing purposes in proportion to the Company’s interests in the present value of future cash flow projections via dividends and other distributions.

27.3.2.  Investment in publicly traded associate

Braskem S.A.

Braskem’s shares are publicly traded on stock exchanges in Brazil and abroad. As of December 31, 2020, the quoted market value of the Company’s investment in Braskem was US$ 1,375 based on the quoted values of both Petrobras’ interest in Braskem’s common stock (47% of the outstanding shares), and preferred stock (22% of the outstanding shares). However, there is extremely limited trading of the common shares, since non-signatories of the shareholders’ agreement hold only approximately 3% of the common shares.

Given the operational relationship between Petrobras and Braskem, the recoverable amount of the investment for impairment testing purposes was determined based on value in use, considering future cash flow projections and the manner in which the Company can derive value from this investment via dividends and other distributions to arrive at its value in use. As the recoverable amount was higher than the carrying amount, no impairment losses were recognized for this investment.

Cash flow projections to determine the value in use of Braskem were based on estimated prices of feedstock and petrochemical products reflecting international trends on prices, petrochemical products sales volume estimates reflecting projected Brazilian and global G.D.P. growth, post-tax discount rate (excluding inflation) of 8.7% p.a., considering cash flows from dividends, and decreases in the EBITDA margin during the growth cycle of the petrochemical industry in the next years and declining in the long-term. Estimated exchange rates and Brent prices are the same as those set out in note 27.1.2.

Petrobras Distribuidora S.A.

In July 2019, with the additional sale of the Company’s interest in the subsidiary Petrobras Distribuidora S.A. (BR Distribuidora), carried out through a secondary public offering (follow-on), BR Distribuidora became an associate. Considering the fair value as the market value of its shares, at December 31, 2020, the Company estimated this investment was recoverable.

On August 26, 2020 the Company’s Board of Directors approved the disposal of the remaining interest in this Company. Accordingly, the recoverable value of this investment took into account the value in use, including the disposal value, considering the intention to sell the shares. Thus, impairment testing resulted in a US$ 459 loss.

The post-tax discount rate in constant currency applied was is 11.1% p.a., considering the cost of equity.

27.3.3.  Investments in state-controlled natural gas distributors

In 2020, impairment assessments on investments in state-controlled natural gas distributors did not give rise to any indication that these assets would be impaired, which carrying amount is US$ 1,108. Post-tax discount rate (excluding inflation) used in such assessment was 5.7% p.a..

27.3.4.  Impairment losses on equity-accounted investments

In the year ended December 31, 2020, the Company recognized impairment losses amounting to US$ 59 (a US$ 4 loss in 2019 and a US$ 28 reversal in 2018), mainly in joint venture MP Gulf of Mexico (US$ 59), due to the revised Brent prices projections (with a 5.4% p.a. post-

tax discount rate in constant currency, applied for the E&P segment in the USA), and in BSBIOS (US$ 22), resulting from the classification of this investment as held for sale, after the signing of the purchase and sale agreement by the Company’s subsidiary Petrobras Biocombustível with RP Participações em Biocombustíveis, in December 2020.